Employee benefits, Actuarial Assumptions (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Financial Assumptions [Abstract]
Discount rate		0.75%	0.60%
Future salary increases		1.80%	1.50%
Inflation		1.80%	1.50%
Demographic Assumptions [Abstract]
Mortality	[1]	EVK 2000 (male and female)
Disability	[1]	50% EVK 2000
Retirement age limits	[2]	As defined by the Greek main insurance institution for each employee.
Turnover	[3]	0.00%

[1]	Mortality Table: The mortality rate of employees is defined according to EVK 2000 (male and female), which is widely accepted as unbiased.
[2]	Turnover Rates: For the purposes of the actuarial study, the turnover rate was estimated based on the Company’s historical data, estimated future development and long-term economic trends.
[3]	Retirement ages are those provided by primary Greek insurance carrier and depend mainly on sex, class of worker, having incorporated the latest additions to the age limits of Greek Laws 4093/2012 and 4336/2015.